Inventories, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories, Net

NOTE 5 – INVENTORIES, NET

At December 31, 2019 and 2018, inventories consisted of the following:

	As of December 31,
	2019	2018
Inventory	$521,032	$147,861
Less: reserve for obsolete inventories	(7,981)	(75,360)
Total	$513,051	$72,501

Inventory includes computer, network hardware, and Golden Tax Disks. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value. For the years ended December 31, 2019 and 2018, inventory obsolescence expense amounted to -$66,977 and $28,672, respectively.